Income Taxes - Deferred Tax Assets and Liabilities (Detail) - USD ($) $ in Millions	Sep. 29, 2018	Sep. 30, 2017
Deferred tax assets
Noncontrolling interest net operating losses	$ (1,437)	$ (1,705)
Accrued liabilities	(1,214)	(2,422)
Other	(328)	(386)
Total deferred tax assets	(2,979)	(4,513)
Deferred tax liabilities
Depreciable, amortizable and other property	3,678	5,692
Investment in Foreign Entities	351	518
Licensing revenues	265	476
Investment in U.S. Entities	189	292
Other	88	130
Deferred Tax Liabilities, Gross	4,571	7,108
Deferred Tax Liabilities before valuation allowance	1,592	2,595
Valuation allowance	1,383	1,716
Total deferred tax liabilities	$ 2,975	$ 4,311